SIGNIFICANT ACCOUNTING POLICIES (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue	CAD 14,143	CAD 13,702
Operating expenses:
Operating costs	8,825	8,671
Income before income tax expense	2,346	1,159
Income tax expense	635	324
Net income (loss)	1,711	835
Current assets:
Accounts receivable	2,041	1,949
Inventories	313	315
Other current assets	197	215
Total current assets	2,972	2,570
Other long-term assets	82	98
Total assets	28,863	28,342
Current liabilities:
Current portion of provisions	4	134
Unearned revenue	346	367
Total current liabilities	6,823	5,113
Deferred tax liabilities	2,206	1,917
Total liabilities	22,516	23,073
Shareholders’ equity	6,347	5,269	CAD 5,636
Total liabilities and shareholders’ equity	28,863	28,342
As reported
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue	14,100
Operating expenses:
Operating costs	8,800
Other non-operating costs	3,000
Income before income tax expense	2,300
Income tax expense	600
Net income (loss)	1,700
Current assets:
Accounts receivable	2,000	1,900
Inventories	300	300
Current portion of contract assets	0	0
Other current assets	200	200
Remainder of current assets	500	200
Total current assets	3,000	2,600
Contract assets	0	0
Other long-term assets	100	100
Remainder of long-term assets	25,800	25,600
Total assets	28,900	28,300
Current liabilities:
Current portion of provisions	0	100
Unearned revenue	300	400
Remainder of current liabilities	6,500	4,600
Total current liabilities	6,800	5,100
Deferred tax liabilities	2,200	1,900
Remainder of long-term liabilities	13,500	16,000
Total liabilities	22,500	23,000
Shareholders’ equity	6,400	5,300
Total liabilities and shareholders’ equity	28,900	28,300
Estimated effect of transition
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue	200
Operating expenses:
Operating costs	100
Other non-operating costs	0
Income before income tax expense	200
Income tax expense	100
Net income (loss)	200
Current assets:
Accounts receivable	100	100
Inventories	100	100
Current portion of contract assets	800	700
Other current assets	200	200
Remainder of current assets	0	0
Total current assets	1,100	1,000
Contract assets	400	400
Other long-term assets	100	100
Remainder of long-term assets	0	0
Total assets	1,500	1,400
Current liabilities:
Current portion of provisions	100	100
Unearned revenue	100	100
Remainder of current liabilities	0	0
Total current liabilities	100	100
Deferred tax liabilities	400	400
Remainder of long-term liabilities	0	0
Total liabilities	500	500
Shareholders’ equity	1,000	900
Total liabilities and shareholders’ equity	1,500	1,400
Subsequent to transition
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue	14,300
Operating expenses:
Operating costs	8,800
Other non-operating costs	3,000
Income before income tax expense	2,500
Income tax expense	600
Net income (loss)	1,900
Current assets:
Accounts receivable	2,000	1,900
Inventories	400	400
Current portion of contract assets	800	700
Other current assets	400	400
Remainder of current assets	500	200
Total current assets	4,100	3,600
Contract assets	400	400
Other long-term assets	100	100
Remainder of long-term assets	25,800	25,600
Total assets	30,400	29,700
Current liabilities:
Current portion of provisions	100	200
Unearned revenue	300	400
Remainder of current liabilities	6,500	4,600
Total current liabilities	6,900	5,200
Deferred tax liabilities	2,600	2,300
Remainder of long-term liabilities	13,500	16,000
Total liabilities	23,000	23,500
Shareholders’ equity	7,400	6,200
Total liabilities and shareholders’ equity	CAD 30,400	CAD 29,700